Redeemable Noncontrolling Interest Considered Level Three (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	69 Months Ended	78 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012 Level 3	Dec. 31, 2011 Level 3	Dec. 31, 2010 Level 3
Temporary Equity [Line Items]
Balance			$ 852,531					$ 852,531	$ 750,000	$ 0
Redeemable noncontrolling interest										750,000
Accretion of noncontrolling interest									112,500
Net loss attributable to noncontrolling interest	233	0	(2,775)	0	(9,969)	9,969	12,744	(2,775)	(9,969)
Balance					$ 852,531	$ 852,531		$ 849,756	$ 852,531	$ 750,000